UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Opus Trading Fund, LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-822-0202


Signature, Place, and Date of Signing:

/s/ Mark Peckman           Jericho, New York             04/03/12
----------------           -----------------             --------
   [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                TITLE OF                   VALUE     SHARES/    SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     x($1000)  PRN AMT    PRN CALL DISCRETN  MANAGERS      SOLE    SHARED NONE
------------------------------  ---------------- --------- --------  --------   -------  --------  ---------   -------- ------------
ALTERA CORP                     COM              021441100  279      7,000       SH      DEFINED   01, 02      7,000
                                                                                         OTHER     03
ALTRIA GROUP IN                 COM              02209S103  216      7,000       SH      DEFINED   01, 02      7,000
                                                                                         OTHER     03
AMERICAN INTL G                 COM              026874784  20,314   658,902     SH      DEFINED   01, 02      658,902
                                                                                         OTHER     03
AMYLIN PHARMACE                 COM              032346108  384      15,369      SH      DEFINED   01, 02      15,369
                                                                                         OTHER     03
APACHE CORP                     COM              037411105  277      2,755       SH      DEFINED   01, 02      2,755
                                                                                         OTHER     03
ARENA PHARMACEU                 COM              040047102  483      157,305     SH      DEFINED   01, 02      157,305
                                                                                         OTHER     03
BAKER HUGHES IN                 COM              057224107  536      12,771      SH      DEFINED   01, 02      12,771
                                                                                         OTHER     03
BANCO SANTANDER                 UNIT             05967A107  115      12,575      SH      DEFINED   01, 02      12,575
                                                                                         OTHER     03
BANK OF AMERICA                 COM              060505104  561      58,660      SH      DEFINED   01, 02      58,660
                                                                                         OTHER     03
BEST BUY INC                    COM              086516101  1,595    67,361      SH      DEFINED   01, 02      67,361
                                                                                         OTHER     03
BHP BILLITON LT                 ADR              088606108  625      8,626       SH      DEFINED   01, 02      8,626
                                                                                         OTHER     03
BIDU INC SPON A                 A                056752108  714      4,897       SH      DEFINED   01, 02      4,897
                                                                                         OTHER     03
BP PLC SPONSORE                 ADR              055622104  540      12,007      SH      DEFINED   01, 02      12,007
                                                                                         OTHER     03
BRODCOM CORP CL                 A                111320107  3,307    84,135      SH      DEFINED   01, 02      84,135
                                                                                         OTHER     03
CABOT OIL & GAS                 COM              127097103  268      8,600       SH      DEFINED   01, 02      8,600
                                                                                         OTHER     03
CATERPILLAR INC                 COM              149123101  277      2,600       SH      DEFINED   01, 02      2,600
                                                                                         OTHER     03
CITIGROUP INC                   COM              172967424  892      24,404      SH      DEFINED   01, 02      24,404
                                                                                         OTHER     03
CLIFFS NATURAL                  COM              18683K101  283      4,091       SH      DEFINED   01, 02      4,091
                                                                                         OTHER     03
D R HORTON INC                  COM              23331A109  437      28,806      SH      DEFINED   01, 02      28,806
                                                                                         OTHER     03
DEVON ENERGY CO                 COM              25179M103  391      5,500       SH      DEFINED   01, 02      5,500
                                                                                         OTHER     03
DIREXION SHS ET                 BEAR             25459Y678  244      3,000       SH      DEFINED   01, 02      3,000
                                                                                         OTHER     03
DIREXION SHS ET                 BULL             25459Y686  375      3,600       SH      DEFINED   01, 02      3,600
                                                                                         OTHER     03
DIREXION SHS ET                 BULL             25459Y694  1,333    12,209      SH      DEFINED   01, 02      12,209
                                                                                         OTHER     03
DRYSHIPS INC                    SHS              Y2109Q101  331      95,186      SH      DEFINED   01, 02      95,186
                                                                                         OTHER     03
E TRADE FINANCI                 COM              269246401  120      11,002      SH      DEFINED   01, 02      11,002
                                                                                         OTHER     03
E-COMMERCE CHIN                 A                26833A105  220      27,150      SH      DEFINED   01, 02      27,150
                                                                                         OTHER     03
ELDORADO GOLD C                 COM              284902103  188      13,700      SH      DEFINED   01, 02      13,700
                                                                                         OTHER     03
EXPRESS SCRIPTS                 COM              302182100  278      5,122       SH      DEFINED   01, 02      5,122
                                                                                         OTHER     03
EXXON MOBIL COR                 COM              30231G102  386      4,445       SH      DEFINED   01, 02      4,445
                                                                                         OTHER     03
FAMILY DLR STOR                 COM              307000109  2,303    36,400      SH      DEFINED   01, 02      36,400
                                                                                         OTHER     03
FIRST HORIZON N                 COM              320517105  285      27,493      SH      DEFINED   01, 02      27,493
                                                                                         OTHER     03
FREEPORT-MCMORA                 COM              35671D857  562      14,775      SH      DEFINED   01, 02      14,775
                                                                                         OTHER     03
FRONTLINE LTD                   SHS              G3682E127  572      74,377      SH      DEFINED   01, 02      74,377
                                                                                         OTHER     03
GOODRICH CORP                   COM              382388106  314      2,500       SH      DEFINED   01, 02      2,500
                                                                                         OTHER     03
ING GROEP N V S                 ADR              456837103  220      26,500      SH      DEFINED   01, 02      26,500
                                                                                         OTHER     03
INTERNATIONAL B                 COM              459200101  334      1,600       SH      DEFINED   01, 02      1,600
                                                                                         OTHER     03
INTERPUBLIC GRO                 COM              460690100  169      14,850      SH      DEFINED   01, 02      14,850
                                                                                         OTHER     03
ISHARES INC MSC                 BRAZIL           464286400  2,890    44,700      SH      DEFINED   01, 02      44,700
                                                                                         OTHER     03
ISHARES TR FTSE                 IDX              464287184  2,677    73,000      SH      DEFINED   01, 02      73,000
                                                                                         OTHER     03
JETBLUE AIRWAYS                 COM              477143101  68       14,000      SH      DEFINED   01, 02      14,000
                                                                                         OTHER     03
JONES GROUP INC                 COM              48020T101  142      11,300      SH      DEFINED   01, 02      11,300
                                                                                         OTHER     03
JOY GLOBAL INC                  COM              481165108  209      2,842       SH      DEFINED   01, 02      2,842
                                                                                         OTHER     03
JPMORGAN CHASE                  COM              46625H100  235      5,121       SH      DEFINED   01, 02      5,121
                                                                                         OTHER     03
KINROSS GOLD CO                 PAR              496902404  108      11,048      SH      DEFINED   01, 02      11,048
                                                                                         OTHER     03
KRFT FOODS INC                  A                50075N104  568      14,931      SH      DEFINED   01, 02      14,931
                                                                                         OTHER     03
LAS VEGAS SANDS                 COM              517834107  422      7,322       SH      DEFINED   01, 02      7,322
                                                                                         OTHER     03
LIONS GATE ENTM                 COM              535919203  864      62,035      SH      DEFINED   01, 02      62,035
                                                                                         OTHER     03
LIZ CLAIBORNE I                 COM              539320101  2,429    181,776     SH      DEFINED   01, 02      181,776
                                                                                         OTHER     03
LULULEMON ATHLE                 COM              550021109  1,040    13,920      SH      DEFINED   01, 02      13,920
                                                                                         OTHER     03
MARATHON OIL CO                 COM              565849106  209      6,605       SH      DEFINED   01, 02      6,605
                                                                                         OTHER     03
MARKET VECTORS                  ETF              57060U191  400      9,849       SH      DEFINED   01, 02      9,849
                                                                                         OTHER     03
MARKET VECTORS                  ETF              57060U506  2,677    86,700      SH      DEFINED   01, 02      86,700
                                                                                         OTHER     03
MASCO CORP                      COM              574599106  190      14,224      SH      DEFINED   01, 02      14,224
                                                                                         OTHER     03
MEDCO HEALTH SO                 COM              58405U102  225      3,200       SH      DEFINED   01, 02      3,200
                                                                                         OTHER     03
MELCO CROWN ENT                 ADR              585464100  197      14,500      SH      DEFINED   01, 02      14,500
                                                                                         OTHER     03
MERCK & CO INC                  COM              58933Y105  215      5,600       SH      DEFINED   01, 02      5,600
                                                                                         OTHER     03
MONSANTO CO NEW                 COM              61166W101  678      8,500       SH      DEFINED   01, 02      8,500
                                                                                         OTHER     03
MOTOROLA MOBILI                 COM              620097105  785      20,000      SH      DEFINED   01, 02      20,000
                                                                                         OTHER     03
MSTERCARD INC C                 A                57636Q104  259      616         SH      DEFINED   01, 02      616
                                                                                         OTHER     03
NEWMONT MINING                  COM              651639106  762      14,865      SH      DEFINED   01, 02      14,865
                                                                                         OTHER     03
ON SEMICONDUCTO                 COM              682189105  155      17,235      SH      DEFINED   01, 02      17,235
                                                                                         OTHER     03
PEABODY ENERGY                  COM              704549104  249      8,615       SH      DEFINED   01, 02      8,615
                                                                                         OTHER     03
PENNEY J C INC                  COM              708160106  411      11,600      SH      DEFINED   01, 02      11,600
                                                                                         OTHER     03
PENSON WORLDWID                 COM              709600100  21       30,314      SH      DEFINED   01, 02      30,314
                                                                                         OTHER     03
PHILIP MORRIS I                 COM              718172109  514      5,800       SH      DEFINED   01, 02      5,800
                                                                                         OTHER     03
PIONEER NAT RES                 COM              723787107  2,524    22,618      SH      DEFINED   01, 02      22,618
                                                                                         OTHER     03
POTASH CORP SAS                 COM              73755L107  643      14,082      SH      DEFINED   01, 02      14,082
                                                                                         OTHER     03
POWERSHARES QQQ                 1                73935A104  31,904   472,300     SH      DEFINED   01, 02      472,300
                                                                                         OTHER     03
PROCTER & GAMBL                 COM              742718109  208      3,100       SH      DEFINED   01, 02      3,100
                                                                                         OTHER     03
PROSHARES TR PS                 500              74347R107  239      4,100       SH      DEFINED   01, 02      4,100
                                                                                         OTHER     03
PROSHARES TR PS                 20YRS            74347R297  26,501   1,295,87    SH      DEFINED   01, 02      1,295,87
                                                                                         OTHER     03
QUALM INC COM                   COM              747525103  340      5,000       SH      DEFINED   01, 02      5,000
                                                                                         OTHER     03
RADIOSHACK CORP                 COM              750438103  128      20,600      SH      DEFINED   01, 02      20,600
                                                                                         OTHER     03
RENREN INC SPON                 ADR              759892102  151      27,440      SH      DEFINED   01, 02      27,440
                                                                                         OTHER     03
RESEARCH IN MOT                 COM              760975102  6,553    446,695     SH      DEFINED   01, 02      446,695
                                                                                         OTHER     03
RIO TINTO PLC S                 ADR              767204100  445      8,000       SH      DEFINED   01, 02      8,000
                                                                                         OTHER     03
SARA LEE CORP                   COM              803111103  345      16,001      SH      DEFINED   01, 02      16,001
                                                                                         OTHER     03
SCHLUMBERGER LT                 COM              806857108  712      10,186      SH      DEFINED   01, 02      10,186
                                                                                         OTHER     03
SIRIUS XM RADIO                 COM              82967N108  749      324,304     SH      DEFINED   01, 02      324,304
                                                                                         OTHER     03
SOUTHWESTERN EN                 COM              845467109  345      11,268      SH      DEFINED   01, 02      11,268
                                                                                         OTHER     03
SPDR S&P 500 ET                 UNIT             78462F103  93,991   667,500     SH      DEFINED   01, 02      667,500
                                                                                         OTHER     03
SPRINT NEXTEL C                 1                852061100  5,316    1,865,24    SH      DEFINED   01, 02      1,865,24
                                                                                         OTHER     03
TENET HEALTHCAR                 COM              88033G100  64       11,962      SH      DEFINED   01, 02      11,962
                                                                                         OTHER     03
TESORO CORP                     COM              881609101  306      11,400      SH      DEFINED   01, 02      11,400
                                                                                         OTHER     03
TRANSOCEAN LTD                  SHS              H8817H100  869      15,885      SH      DEFINED   01, 02      15,885
                                                                                         OTHER     03
UNITED STATES S                 COM              912909108  314      10,700      SH      DEFINED   01, 02      10,700
                                                                                         OTHER     03
WAL MART STORES                 COM              931142103  204      3,331       SH      DEFINED   01, 02      3,331
                                                                                         OTHER     03
WELLS FARGO & C                 COM              949746101  379      11,100      SH      DEFINED   01, 02      11,100
                                                                                         OTHER     03
WILLIAMS COS IN                 COM              969457100  236      7,646       SH      DEFINED   01, 02      7,646
                                                                                         OTHER     03
WISDOMTREE TRUS                 FD               97717W422  2,838    147,200     SH      DEFINED   01, 02      147,200
                                                                                         OTHER     03
YNDEX N V SHS C                 A                N97284108  578      21,500      SH      DEFINED   01, 02      21,500
                                                                                         OTHER     03
YUM BRANDS INC                  COM              988498101  391      5,500       SH      DEFINED   01, 02      5,500
                                                                                         OTHER     03
ZYNG INC CL A                   A                98986T108  224      17,048      SH      DEFINED   01, 02      17,048
                                                                                         OTHER     03

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              3
Form 13F Information Table Entry Total:         93
Form 13F Information Table Value Total:         237,824
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       CIK Number    Name
01    28-13927                   0001491980    Amity Trading Partners LLC
02    28-13268                   0001425994    Schonfeld Group Holdings, LLC
03    28-13270                   0001450323    Amity Advisers LLC

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